INTANGIBLE ASSETS, NET (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 806	$ 476	$ 1,448